Contingencies (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2017 lawsuit	Dec. 31, 2020 USD ($) lawsuit	Dec. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs		$ 235,100	$ 188,500
Royalty expense		$ 27,494	26,721
San Vicente mine [member] | COMIBOL [Member] | Bolivia
Disclosure of contingent liabilities [line items]
Participation fee		37.50%
Royalty expense		$ 5,800	$ 5,100
Tahoe Resources, Inc [member]
Disclosure of contingent liabilities [line items]
Number of purported class action lawsuits filed | lawsuit	3
Number of class action suits after consolidation | lawsuit		1
Republic Metals Corporation [Member]
Disclosure of contingent liabilities [line items]
Amount of metal in possession at time of bankruptcy				$ 4,900